Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value:	$ 22,721,763	$ 19,806,252
Investments, at contract value:
Insurance company general account fund	2,064,935	3,678,378
Total investments	24,786,698	23,484,630
Receivables:
Notes receivable from participants	435,961	447,548
Employer contribution receivable	453,664	433,664
Total assets	25,676,323	24,365,842
Net assets available for benefits	25,676,323	24,365,842
Globe Life Inc. common stock
Investments, at fair value:
Investments, at fair value:	68,851	30,920
Mutual funds
Investments, at fair value:
Investments, at fair value:	22,414,145	19,605,286
Short-term investments
Investments, at fair value:
Investments, at fair value:	$ 238,767	$ 170,046